OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other Income and Expenses [Abstract]
Rental Income, Nonoperating	$ 992	$ 2,053	$ 4,829	$ 6,168
Unrealized loss on foreign currency denominated borrowings	(4,104)	(6,201)	(27,551)	(714)
Realized Gain (Loss), Foreign Currency Transaction, before Tax	5,095		5,095
Realized (loss) gain on fair value hedges	(452)	(329)	(652)	236
Unrealized (loss) gain on fair value hedges	(400)	(1,285)	392	(246)
Gain on investments	547	971	1,507	1,467
Non-service components of net periodic pension (cost) income	(605)	275	(1,351)	1,531
Gain (loss) on contingent consideration	53	(27)	1,309	(179)
Debt refinancing expenses	0		3,182
Other	1,449	2	2,919	1,195
Other income (expense), net	12,614	$ (4,541)	(6,450)	$ 9,458
Unrealized net gains (losses):	$ 51		$ 247